Consolidated Statements of Operations (Parentheticals) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Other revenues from transactions with a related party	¥ 1,949,211	¥ 1,211,216
Cost of Company owned and operated stores from transactions with a related party	30,743,744	53,208,876	72,109,353
Service fee from transactions with a related party	600,000	600,000	600,000
Franchise and royalty expenses from transactions with related parties	¥ 49,935,665	¥ 47,477,864	¥ 51,697,551